Remuneration of Auditors	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Remuneration of Auditors
NOTE 24. REMUNERATION

OF AUDITORS
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related
audit firms

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	289,202	282,580	274,078
Other audit and assurance services in relation to regulatory filings overseas	—	—	22,950

Total remuneration of PricewaterhouseCoopers Australia	289,202	282,580	297,028